Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
17	Leases

17.1	Lease obligations

When entering into a contract, the Company assesses whether the contract is, or contains a lease. The contract is or contains a lease if it transfers the right to control the use of the identified assets for a specified period in exchange for consideration.

The Company leases equipment and commercial spaces, including stores and distribution centers, under cancellable and non-cancellable lease agreements. The terms of the contracts vary between 5 and 25 years.

The Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets, which are recognized as an expense on a straight-line basis over the lease term. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At the commencement of the lease, the Company records a lease liability (see notes 12 and 13). The lease liability is calculated based on the present value of minimum lease payments, using the incremental borrowing rate, except when the interest rate implicit in the lease is readily determinable.

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

Subsequently, payments made are segregated between financial charges and reduction of the lease liability, in order to obtain a constant interest rate on the liability balance. Financial charges are recognized as financial expense for the period.

The Company recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any lease modification of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets, lease improvements and renovations carried out in stores are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives.

Variable rents are recognized as expenses in the years in which they are incurred.

The Company as lessor

Leases in which the Company does not substantially transfer all the risks and benefits of ownership of the asset are classified as operating leases. The initial direct initial costs of negotiating operating leases are added to the book value of the leased asset and recognized over the term of the contractual, on the same basis as rental income.

Variable rentals are recognized as income in the years in which they are earned.

17.2	Minimum future payments

Lease liabilities totaled R$8,360 as of December 31, 2022 (R$4,051 as of December 31, 2021). The minimum future payments, by leases term and with the fair value of minimum lease payments, are as follows:

	As of December 31,
	2022	2021
Lease liabilities - minimum payments
Less than 1 year	435	244
1 to 5 years	1,646	1,231
More than 5 years	6,279	2,576
Present value of lease liabilities	8,360	4,051

Current	435	244
Non-current	7,925	3,807

Future financing charges	12,318	4,042
Future lease payments	20,678	8,093
PIS and COFINS embedded in the present value of lease agreements	508	246
PIS and COFINS embedded in the gross value of lease agreements	1,257	492

Lease liabilities interest expense is stated in note 24. The incremental borrowing used to calculate lease liabilities was 12.20% in the fiscal year ended December 31, 2022 (10.53% at December 31, 2021).

17.3	Lease liability rollforward

Amounts
As of December 31, 2019	3,751
Addition – Lease	1,240
Lease modification	621
Interest provision	415
Exchange rate and monetary variation	1
Principal amortizations	(751)
Interest amortizations	(5)
Write-off due to early termination of agreement	(518)
Transfer to parent company	9
Conversion currency adjustment	433
Discontinued operation	(2,416)
Corporate restructuring	(4)
As of December 31, 2020	2,776
Addition – Lease	919
Lease modification	628
Interest provision	302
Principal amortizations	(460)
Interest amortizations	(8)
Write-off due to early termination of agreement	(106)
As of December 31, 2021	4,051
Addition – Lease	3,810
Lease modification	696
Interest provision	781
Principal amortizations	(856)
Interest amortizations	(42)
Write-off due to early termination of agreement	(80)
As of December 31, 2022	8,360

17.4	Lease expense on variable rents, low-value, and short-term assets

	As of December 31,
	2022	2021	2020
(Expenses) revenues for the year:
Variables (1% to 2% of sales)	(31)	(6)	(16)
Subleases (*)	55	31	22

(*)	Refers mainly to revenue from lease agreements receivable from commercial galleries.